UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3255
Panorama Series Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2011

Item 1. Reports to Stockholders.
June 30, 2011 Gwth Portfolio A Series of Panorama Series Fund, Inc.
Semiannual Report
SEMIANNUAL REPORT Fund Performance Discussion Listing of Holdings Financial Statements

GROWTH PORTFOLIO
Portfolio Managers: Manind Govil and Benjamin Ram
Cumulative Total Return
For the 6-Month Period Ended 6/30/11
3.25%
Average Annual Total Returns
For the Periods Ended 6/30/11

1-Year	5-Year	10-Year

28.90%	2.10%	2.67%
Expense Ratios
For the Fiscal Year Ended 12/31/10

Gross	Net
Expense	Expense
Ratio	Ratio

0.83%	0.80%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance and expense ratios may be lower or higher than the data quoted. For performance data current to the most recent month end, call us at 1.800.988.8287. The Fund’s total returns should not be expected to be the same as the returns of other funds, whether or not both funds have the same fund managers and/or similar names. The Fund’s total returns do not include the charges associated with the separate account products that offer this Fund. Performance would have been lower if such charges were taken into account. The net expense ratio takes into account voluntary fee waivers and/or expense reimbursements, without which performance would have been less. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. Expense ratios are as stated in the Fund’s prospectus, current as of the date of this report.
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total market value of common stocks.
Top Ten Common Stock Holdings

Apple, Inc.	5.0%
Chevron Corp.	4.5
Occidental Petroleum Corp.	4.3
CIT Group, Inc.	3.7
eBay, Inc.	3.5
Philip Morris International, Inc.	3.2
United Parcel Service, Inc., Cl. B	3.0
JPMorgan Chase & Co.	3.0
Ford Motor Co.	3.0
Citigroup, Inc.	3.0
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on net assets.
2 | GROWTH PORTFOLIO

FUND PERFORMANCE DISCUSSION
For the six-month reporting period ended June 30, 2011, the Fund’s Non-Service Shares produced a return of 3.25%. The S&P 500 Index produced a return of 6.02% over the same period. The Fund achieved solid relative performance in the consumer staples, materials and industrials sectors, but results from the financials and consumer discretionary sectors underperformed relative to the S&P 500 Index. Stock selection in the financials and consumer discretionary sectors detracted from relative performance, as certain Fund holdings in those sectors were negatively impacted by market volatility and a dampening of consumer sentiment over the period.
Economic and Market Overview
At the beginning of the reporting period, encouraging data from the U.S. labor market, including a declining unemployment rate, seemed to indicate that the long-awaited revival of consumer and business confidence was at hand. The global economy also appeared to provide reasons for an upbeat outlook. In Europe, policymakers continued to take measures to contain the sovereign debt problems of peripheral Europe and, in February, strong corporate earnings led to an upward revision of the European Central Bank’s 2011 growth forecast. Fears that had surfaced in 2010 over rising inflationary pressures in the fast-growing emerging markets lessened to a degree as the new year began.
     While the markets generally performed well in the first four months of 2011, a number of dramatic global events created increased market volatility. A wave of political unrest in North Africa and the Middle East sparked worries that disruptions in oil production might derail the global economic recovery. Although energy prices surged higher, investors retained their optimism and riskier asset classes, such as stocks and higher-yielding fixed-income securities, generally continued to rally. Investors encountered another unexpected shock when a catastrophic natural disaster followed by a nuclear crisis hit Japan, one of the world’s largest economies and a key exporter of industrial components to many countries and industries, including U.S. automobile manufacturers. However, the disruptions to the global supply chain proved significantly less severe than originally anticipated and, after a brief pullback, the markets continued to climb higher.
     In April 2011, market concerns resurfaced when Greece again teetered on the brink of defaulting on its sovereign debt, rekindling worries from 2010 that fiscal instability might spread to other parts of Europe. At the same time, a debate regarding government spending and borrowing intensified in the United States, causing a renewed sense of uncertainty among businesses and consumers as the August 2 deadline to raise the U.S. Government’s debt ceiling loomed. Additionally, the Fed’s latest round of quantitative easing measures labeled “QE2” officially ended on June 30, further contributing to questions around what the Fed’s next move would be. Behind this backdrop, by period end, job creation had slowed to a crawl, the unemployment rate moved higher and consumers reined in spending. Despite the volatility and dramatic headlines, overall the global markets finished the second half of the reporting period in positive territory, reflective of healthy balance sheets of many multinational corporations, continued growth in developing markets and the ongoing economic recoveries in the U.S., Canada and in much of Western Europe.
Fund Review
The top contributor for the Fund during the period was health care insurer WellPoint, Inc., which rebounded from previous weakness amid rising enrollment trends and a deceleration in the rise of medical costs. Tobacco producer Philip Morris International, Inc. advanced due to skillful execution of its business plan, including greater penetration of developing markets. Integrated energy giant Chevron Corp. gained value along with energy-related commodity prices, which proved especially beneficial to its refinery operations. Tyco International Ltd. benefited from mergers-and-acquisitions speculation and a positive outlook for its security division.
3 | GROWTH PORTFOLIO

FUND PERFORMANCE DISCUSSION
     Among detractors from performance, automaker Ford Motor Co.’s stock declined amid deteriorating investor sentiment, despite gains in market share and better-than-expected earnings in the second quarter. In financials, Wells Fargo & Co., like other large banks, underperformed amid concerns regarding low lending demand, elevated foreclosure activity and a more stringent regulatory environment. Results of internet media giant Google, Inc. disappointed investors focused on short-term results due to higher marketing and staffing costs. Google’s market share continues to rise. We exited our position in Wells Fargo & Co. by period end.
Outlook
Although we expect the economic recovery to remain choppy, our extensive analyses of individual companies suggest that corporate fundamentals generally remain strong. Many companies are flush with cash, and earnings have continued to grow. In our judgment, large companies are likely to put idle cash to work through mergers-and-acquisitions activity, share buybacks or dividend increases. As portfolio managers who emphasize a bottom-up stock selection investment approach, the Fund’s strategy is driven primarily by our assessment of the strengths and weaknesses of individual companies.
Investors should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor or calling us at 1.800.988.8287. Read the prospectus and, if available, the summary prospectus, carefully before investing.
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
4 | GROWTH PORTFOLIO

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2011	June 30, 2011	June 30, 2011

Actual
	$1,000.00	$1,032.50	$4.04
Hypothetical (5% return before expenses)
	1,000.00	1,020.83	4.02
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2011 is as follows:
Expense Ratio
       0.80%
The expense ratio reflects voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
5 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS June 30, 2011 / Unaudited

	Shares	Value

Common Stocks—98.3%
Consumer Discretionary—10.8%
Automobiles—3.0%
Ford Motor Co.[1]	167,390	$2,308,308
Hotels, Restaurants & Leisure—2.0%
Hyatt Hotels Corp., Cl. A1	26,320	1,074,382
McDonald’s Corp.	6,250	527,000

		1,601,382

Media—2.8%
McGraw-Hill Cos., Inc. (The)	51,720	2,167,585
Specialty Retail—3.0%
AutoZone, Inc.[1]	4,230	1,247,216
TJX Cos., Inc. (The)	20,570	1,080,542

		2,327,758

Consumer Staples—11.0%
Beverages—2.4%
Dr. Pepper Snapple Group, Inc.	43,730	1,833,599
Food Products—5.4%
General Mills, Inc.	34,790	1,294,884
J.M. Smucker Co. (The)	4,960	379,142
Mead Johnson Nutrition Co., Cl. A	21,880	1,477,994
Sara Lee Corp.	57,540	1,092,685

		4,244,705

Tobacco—3.2%
Philip Morris International, Inc.	37,580	2,509,217
Energy—12.2%
Oil, Gas & Consumable Fuels—12.2%
Chevron Corp.	34,431	3,540,884
Enterprise Products Partners LP	17,100	738,891
Kinder Morgan, Inc.	19,770	567,992
Noble Energy, Inc.	11,030	988,619
Occidental Petroleum Corp.	32,170	3,346,967
Plains All American Pipeline LP	4,800	307,200

		9,490,553

Financials—17.1%
Capital Markets—2.7%
Blackstone Group LP (The)	51,700	856,152
State Street Corp.	27,430	1,236,819

		2,092,971

Commercial Banks—3.7%
CIT Group, Inc.[1]	65,000	2,876,900
Diversified Financial Services—5.9%
Citigroup, Inc.	55,239	2,300,152
JPMorgan Chase & Co.	56,680	2,320,479

		4,620,631

Insurance—4.8%
Aflac, Inc.	19,150	893,922
Genworth Financial, Inc., Cl. A	33,780	347,258
Marsh & McLennan Cos., Inc.	25,300	789,107
Progressive Corp.	78,380	1,675,764

		3,706,051

Health Care—12.8%
Biotechnology—2.8%
Celgene Corp.[1]	29,690	1,790,901
Human Genome Sciences, Inc.[1]	14,830	363,928

		2,154,829

Health Care Equipment & Supplies—0.2%
Intuitive Surgical, Inc.[1]	350	130,239
Health Care Providers & Services—2.5%
WellPoint, Inc.	24,780	1,951,921
Life Sciences Tools & Services—0.3%
Waters Corp.[1]	2,650	253,711
Pharmaceuticals—7.0%
Abbott Laboratories	39,510	2,079,016
Allergan, Inc.	5,130	427,073
Bristol-Myers Squibb Co.	35,360	1,024,026
Hospira, Inc.[1]	14,140	801,172
Teva Pharmaceutical Industries Ltd., Sponsored ADR	24,250	1,169,335

		5,500,622

Industrials—8.5%
Aerospace & Defense—1.1%
Boeing Co. (The)	11,510	850,934
Air Freight & Logistics—3.0%
United Parcel Service, Inc., Cl. B	32,530	2,372,413
Construction & Engineering—0.6%
KBR, Inc.	12,080	455,295
Industrial Conglomerates—2.6%
Tyco International Ltd.	40,585	2,006,117
Road & Rail—1.2%
CSX Corp.	23,760	622,987
Norfolk Southern Corp.	4,690	351,422

		974,409
6 | GROWTH PORTFOLIO

	Shares	Value

Information Technology—19.2%
Communications Equipment—2.9%
QUALCOMM, Inc.	39,320	$2,232,983
Computers & Peripherals—5.2%
Apple, Inc.[1]	11,690	3,923,982
Western Digital Corp.[1]	4,390	159,708

		4,083,690

Internet Software & Services—5.8%
eBay, Inc.[1]	83,950	2,709,067
Google, Inc., Cl. A1	3,580	1,812,840

		4,521,907

IT Services—0.5%
Visa, Inc., Cl. A	4,550	383,383
Semiconductors & Semiconductor Equipment—1.4%
Marvell Technology Group Ltd.[1]	71,230	1,051,711
Software—3.4%
Check Point Software Technologies Ltd.[1]	13,850	787,373
Microsoft Corp.	72,760	1,891,760

		2,679,133

Materials—2.1%
Chemicals—1.9%
Praxair, Inc.	13,460	1,458,929
Metals & Mining—0.2%
Glencore International plc[1]	19,300	152,090
Telecommunication Services—2.3%
Wireless Telecommunication Services—2.3%
America Movil SAB de CV, ADR, Series L	32,980	1,776,962
Utilities—2.3%
Energy Traders—2.3%
AES Corp. (The)[1]	142,340	1,813,412

Total Common Stocks (Cost $62,240,731)		76,584,350

Investment Company—2.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[2,3] (Cost $1,535,883)	1,535,883	1,535,883

Total Investments, at Value
(Cost $63,776,614)	100.3%	78,120,233
Liabilities in Excess of Other Assets	(0.3)	(232,553)

Net Assets	100.0%	$77,887,680

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2010	Additions	Reductions	June 30, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	1,202,978	10,349,596	10,016,691	1,535,883

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$1,535,883	$1,741
3.     Rate shown is the 7-day yield as of June 30, 2011.
7 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2011 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$8,405,033	$—	$—	$8,405,033
Consumer Staples	8,587,521	—	—	8,587,521
Energy	9,490,553	—	—	9,490,553
Financials	13,296,553	—	—	13,296,553
Health Care	9,991,322	—	—	9,991,322
Industrials	6,659,168	—	—	6,659,168
Information Technology	14,952,807	—	—	14,952,807
Materials	1,611,019	—	—	1,611,019
Telecommunication Services	1,776,962	—	—	1,776,962
Utilities	1,813,412	—	—	1,813,412
Investment Company	1,535,883	—	—	1,535,883

Total Assets	$78,120,233	$—	$—	$78,120,233

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
8 | GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $62,240,731)	$76,584,350
Affiliated companies (cost $1,535,883)	1,535,883

78,120,233
Cash	171,734
Receivables and other assets:
Dividends	83,120
Other	10,376

Total assets	78,385,463

Liabilities
Payables and other liabilities:
Investments purchased	390,302
Shares of capital stock redeemed	75,628
Directors’ compensation	8,286
Shareholder communications	7,756
Transfer and shareholder servicing agent fees	6,262
Other	9,549

Total liabilities	497,783

Net Assets	$77,887,680

Composition of Net Assets
Par value of shares of capital stock	$37,891
Additional paid-in capital	105,447,541
Accumulated net investment income	424,655
Accumulated net realized loss on investments and foreign currency transactions	(42,366,026)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	14,343,619

Net Assets—applicable to 37,891,207 shares of capital stock outstanding	$77,887,680

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$2.06
See accompanying Notes to Financial Statements.
9 | GROWTH PORTFOLIO

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2011

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $724)	$602,021
Affiliated companies	1,741
Interest	34

Total investment income	603,796

Expenses
Management fees	248,498
Transfer and shareholder servicing agent fees	39,759
Legal, auditing and other professional fees	11,965
Accounting service fees	7,500
Shareholder communications	7,092
Directors’ compensation	5,673
Administration service fees	750
Custodian fees and expenses	321
Other	4,604

Total expenses	326,162
Less waivers and reimbursements of expenses	(8,171)

Net expenses	317,991

Net Investment Income	285,805

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies	2,812,614
Foreign currency transactions	6

Net realized gain	2,812,620
Net change in unrealized appreciation/depreciation on:
Investments	(828,434)
Translation of assets and liabilities denominated in foreign currencies	(1,892)

Net change in unrealized appreciation/depreciation	(830,326)

Net Increase in Net Assets Resulting from Operations	$2,268,099

See accompanying Notes to Financial Statements.
10 | GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2011	December 31,
	(Unaudited)	2010

Operations
Net investment income	$285,805	$699,936
Net realized gain	2,812,620	5,606,174
Net change in unrealized appreciation/depreciation	(830,326)	5,219,379

Net increase in net assets resulting from operations	2,268,099	11,525,489

Dividends and/or Distributions to Shareholders
Dividends from net investment income	(601,088)	(905,791)

Capital Stock Transactions
Net decrease in net assets resulting from capital stock transactions	(4,807,985)	(9,673,084)

Net Assets
Total increase (decrease)	(3,140,974)	946,614
Beginning of period	81,028,654	80,082,040

End of period (including accumulated net investment income of $424,655 and $739,938, respectively)	$77,887,680	$81,028,654

See accompanying Notes to Financial Statements.
11 | GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2011				Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$2.01	$1.76	$1.40	$2.31	$2.23	$1.97

Income (loss) from investment operations:
Net investment income[1]	.01	.02	.01	.03	.03	.02
Net realized and unrealized gain (loss)	.06	.25	.38	(.91)	.08	.27

Total from investment operations	.07	.27	.39	(.88)	.11	.29

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.02)	(.03)	(.03)	(.03)	(.03)

Net asset value, end of period	$2.06	$2.01	$1.76	$1.40	$2.31	$2.23

Total Return, at Net Asset Value[2]	3.25%	15.51%	29.19%	(38.42)%	4.85%	14.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,888	$81,029	$80,082	$71,657	$136,127	$153,481

Average net assets (in thousands)	$80,161	$77,660	$72,186	$105,308	$148,472	$154,927

Ratios to average net assets:[3]
Net investment income	0.72%	0.90%	1.33%	1.34%	1.23%	1.16%
Total expenses[4]	0.82%	0.83%	0.81%	0.71%	0.69%	0.68%
Expenses after payments, waivers, and/or reimbursements and reduction to custodian expenses	0.80%	0.80%	0.79%	0.71%	0.69%	0.68%

Portfolio turnover rate	21%	40%	118%	115%	101%	88%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	0.82%
Year Ended December 31, 2010	0.83%
Year Ended December 31, 2009	0.81%
Year Ended December 31, 2008	0.71%
Year Ended December 31, 2007	0.69%
Year Ended December 31, 2006	0.68%
See accompanying Notes to Financial Statements.
12 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Growth Portfolio (the “Fund”) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). Shares of the Fund are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies
13 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2010, the Fund utilized $4,916,354 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2011	$6,902,886
2016	12,141,910
2017	26,089,068

Total	$45,133,864

14 | GROWTH PORTFOLIO

As of June 30, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $42,321,244 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2011, it is estimated that the Fund will utilize $2,812,620 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$63,822,966

Gross unrealized appreciation	$15,018,800
Gross unrealized depreciation	(721,533)

Net unrealized appreciation	$14,297,267

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
15 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Sold	289,688	$591,946	788,743	$1,421,353
Dividends and/or distributions reinvested	293,214	601,088	511,746	905,791
Redeemed	(2,924,801)	(6,001,019)	(6,653,776)	(12,000,228)

Net decrease	(2,341,899)	$(4,807,985)	(5,353,287)	$(9,673,084)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$16,543,012	$21,672,214
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $300 million	0.625%
Next $100 million	0.500
Over $400 million	0.450
16 | GROWTH PORTFOLIO

Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS fees at an annual rate of 0.10% of its daily net assets. For the six months ended June 30, 2011, the Fund paid $40,338 to OFS for services to the Fund.
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80%. During the six months ended June 30, 2011, the Manager waived fees and/or reimbursed the Fund $7,213.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2011, the Manager waived fees and/or reimbursed the Fund $958 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
17 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted
for as Hedging Instruments	Foreign currency transactions

Foreign exchange contracts	$(441)
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as
18 | GROWTH PORTFOLIO

provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     During the six months ended June 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy of $3,670.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
     As of June 30, 2011, the Fund had no outstanding forward contracts.
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the other outstanding lawsuits relating to Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities
19 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
20 | GROWTH PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
21 | GROWTH PORTFOLIO

GROWTH PORTFOLIO
A Series of Panorama Series Fund, Inc.

Directors and Officers	William L. Armstrong, Chairman of the Board of Directors and Director
George C. Bowen, Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Sam Freedman, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
William F. Glavin, Jr., President and Principal Executive Officer
Manind Govil, Vice President and Portfolio Manager
Benjamin Ram, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer Agent	OppenheimerFunds Services

Independent Registered	KPMG llp
Public Accounting Firm

Counsel	K&L Gates LLP

Before investing, investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, or calling us at 1.800.988.8287. Read prospectuses and, if available, summary prospectuses, carefully before investing.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

©2011 OppenheimerFunds, Inc. All rights reserved.

June 30, 2011

Total Return Portfolio

A Series of Panorama Series Fund, Inc.

Semiannual Report

SEMIANNUAL REPORT

Fund Performance Discussion

Listing of Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOTAL RETURN PORTFOLIO
Portfolio Managers: Emmanuel Ferreira1, Krishna Memani and Peter A. Strzalkowksi
Cumulative Total Return
For the 6-Month Period Ended 6/30/11
4.34%
Average Annual Total Returns
For the Periods Ended 6/30/11

1-Year	5-Year	10-Year

20.76%	0.89%	1.92%
Expense Ratios
For the Fiscal Year Ended 12/31/10

Gross	Net
Expense	Expense
Ratio	Ratio

0.83%	0.78%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance and expense ratios may be lower or higher than the data quoted. For performance data current to the most recent month end, call us at 1.800.988.8287. The Fund’s total returns should not be expected to be the same as the returns of other funds, whether or not both funds have the same portfolio managers and/or similar names. The Fund’s total returns do not include the charges associated with the separate account products that offer this Fund. Performance would have been lower if such charges were taken into account. The net expense ratio takes into account voluntary fee waivers and/or expense reimbursements, without which performance would have been less. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. Expense ratios are as stated in the Fund’s prospectus, current as of the date of this report.

1.	Effective December 2010.
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total market value of investments.
Top Ten Common Stock Holdings

Nestle SA	3.1%
JPMorgan Chase & Co.	3.0
Google, Inc., Cl. A	2.9
Chevron Corp.	2.9
Take-Two Interactive Software, Inc.	2.6
QUALCOMM, Inc.	2.5
MetLife, Inc.	2.4
eBay, Inc.	2.0
Ingersoll-Rand plc	1.9
Everest Re Group Ltd.	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on net assets.
2 | TOTAL RETURN PORTFOLIO

FUND PERFORMANCE DISCUSSION
During the reporting period, the Fund produced a return of 4.34%. In comparison, the S&P 500 Index returned 6.02% and the BofA Merrill Lynch Corporate and Government Master Index returned 2.69%.
Economic and Market Overview
At the beginning of the reporting period, encouraging data from the U.S. labor market, including a declining unemployment rate, seemed to indicate that the long-awaited revival of consumer and business confidence was at hand. The global economy also appeared to provide reasons for an upbeat outlook. In Europe, policymakers continued to take measures to contain the sovereign debt problems of certain European countries and, in February, strong corporate earnings led to an upward revision of the European Central Bank’s 2011 growth forecast. Fears that had surfaced in 2010 over rising inflationary pressures in the fast-growing emerging markets lessened to a degree as the new year began.
     While the markets generally performed well in the first four months of 2011, a number of dramatic global events created increased market volatility. A wave of political unrest in North Africa and the Middle East sparked worries that disruptions in oil production might derail the global economic recovery. Although energy prices surged higher, investors retained their optimism and riskier assets, such as stocks and higher-yielding fixed-income securities, generally continued to rally. Investors encountered another unexpected shock on March 11, when a catastrophic natural disaster followed by a nuclear crisis hit Japan, one of the world’s largest economies and a key exporter of industrial components to many countries and industries, including U.S. automobile manufacturers. However, disruptions to the global supply chain proved significantly less severe than originally anticipated and, after a brief pullback, the markets continued to climb higher.
     In April 2011, market concerns resurfaced when Greece again teetered on the brink of defaulting on its sovereign debt, rekindling worries from 2010 that fiscal instability might spread to other parts of Europe. At the same time, a debate regarding government spending and borrowing intensified in the United States, causing a renewed sense of uncertainty among businesses and consumers as the August 2 deadline to raise the U.S. Government’s debt ceiling loomed. Additionally, the Fed’s latest round of quantitative easing measures labeled “QE2” officially ended on June 30, further contributing to questions around what the Fed’s next move would be. As a result, by period end, job creation had slowed to a crawl, the unemployment rate moved higher and consumers reined in spending. Despite the volatility and dramatic headlines, overall the global markets finished the second half of the reporting period in positive territory, reflective of healthy balance sheets of many multinational corporations, continued growth in developing markets and the ongoing economic recoveries in the U.S., Canada and in much of Western Europe.
Fund Review
In a period where equities outperformed bonds, the Fund’s allocation to fixed-income securities detracted from its overall performance versus the S&P 500 Index. Measured separately, the Fund’s equity component also underperformed the S&P 500 Index. The fixed-income component outperformed the BofA Merrill Lynch Corporate and Government Master Index.
     The Fund’s equity component outperformed the S&P 500 Index primarily within the materials and financials sectors due to stronger relative stock selection. The most significant underperforming sectors for the equity component were industrials and consumer discretionary largely as a result of weaker stock selection.
     The equity component’s top performing individual security was Take-Two Interactive Software, Inc. During the period, Take-Two, a leading video game developer, benefited from sales of its NBA 2K11 basketball game as well as Red Dead Redemption, a game by Rockstar Studios that was well received by consumers. Also within information technology, leading mobile phone chipmaker QUALCOMM, Inc. was another top contributor for the equity component. QUALCOMM raised its 2011 forecast amid strong sales. The company also signed a subscriber unit license agreement with Chinese mobile phone maker Zoom Technologies, Inc. Within the health care sector, managed health care firms Humana, Inc. and WellPoint, Inc. were among the top contributors to performance, as fears over the new health care overhaul abated to a degree. Both firms raised their 2011 forecasts and reported earnings that beat Wall Street expectations.
3 | TOTAL RETURN PORTFOLIO

FUND PERFORMANCE DISCUSSION
     Information technology holdings THQ, Inc. and Google, Inc. were the most significant detractors from performance within the equity component. Shares of video game company THQ declined after reviews for its Homefront game came in weaker than expected. A jump in operating expenses due to increased marketing efforts and hiring of new employees caused Google’s shares to fall. The company also declined as the market grew concerned that certain tech stocks were overvalued given the uncertain economy and potential for future lower revenues, leading to some profit taking.
     In health care, Vanda Pharmaceuticals, Inc. detracted from performance. The company announced during the period that a Phase I trial had been initiated by licensing partner Novartis to evaluate the effectiveness of the drug Fanapt, used in the treatment of schizophrenia, in a long-acting injectable formulation. In the immediate term, the market did not seem to think the announcement benefited the company’s bottom line. Our view is that the potential for value creation may be significant for a company with competitive products and minimal debt levels.
     The Fund’s fixed-income component performed well in a number of areas for the six-month period, including mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS). In terms of MBS, the Fund’s fixed-income component had exposure to MBS guaranteed by government-sponsored enterprises, commonly referred to as agency MBS, as well as a smaller allocation to MBS originated by private entities, also known as non-agency MBS. With respect to investment grade corporate securities, the fixed-income component maintained an overweight to financials and a tilt towards lower-rated, investment grade corporate debt, especially BBB-rated securities. This positioning also contributed to results overall for the period. These areas of the market performed particularly well over the first half of the period, when riskier asset classes continued to rally and outperformed historically defensive securities, such as U.S. Treasuries.
     Over the second half of the period, the markets witnessed increased volatility and investors became more risk averse. As a result, the fixed-income component’s exposure to MBS, CMBS, ABS and higher yielding investments did not perform as well over the second half, although these areas still finished in the positive for the overall period. The fixed-income component’s underweight in U.S. Treasuries also detracted from performance over the second half of the period.
Please remember that bonds are exposed to credit and interest rate risks (when interest rates rise, bond/fund prices generally fall). The Fund may invest in below-investment-grade (“junk”) bonds, which are more at risk of default and are subject to liquidity risk. Mortgage-related securities have greater potential for loss when interest rates rise. The Fund also invests in derivative instruments, investments whose values depend on the performance of an underlying security, asset, interest rate or currency and entail potentially higher volatility and risk of loss compared to traditional stock or bond investments. See the prospectus for more information on the risks associated with investing in the Fund.
Investors should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor or calling us at 1.800.988.8287. Read the prospectus and, if available, the summary prospectus, carefully before investing.
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
4 | TOTAL RETURN PORTFOLIO

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2011	June 30, 2011	June 30, 2011

Actual
	$1,000.00	$1,043.40	$4.06
Hypothetical (5% return before expenses)

	1,000.00	1,020.83	4.02
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2011 is as follows:

Expense Ratio
0.80%
The expense ratio reflects voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
5 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS June 30, 2011 / Unaudited

	Shares	Value

Common Stocks—54.1%
Consumer Discretionary—0.9%
Multiline Retail—0.9%
Target Corp.	20,610	$966,815
Consumer Staples—5.1%
Food & Staples Retailing—0.9%
CVS Caremark Corp.	27,140	1,019,921
Food Products—3.1%
Nestle SA	55,231	3,432,435
Tobacco—1.1%
Altria Group, Inc.	47,436	1,252,785
Energy—5.6%
Energy Equipment & Services—0.6%
Schlumberger Ltd.	8,260	713,664
Oil, Gas & Consumable Fuels—5.0%
BP plc, ADR	15,960	706,868
Chevron Corp.	31,030	3,191,125
CONSOL Energy, Inc.	19,200	930,816
Exxon Mobil Corp.	8,900	724,282

		5,553,091

Financials—10.8%
Capital Markets—0.6%
Goldman Sachs Group, Inc. (The)	4,780	636,170
Commercial Banks—0.9%
M&T Bank Corp.	11,920	1,048,364
Diversified Financial Services—3.0%
JPMorgan Chase & Co.	81,760	3,347,254
Insurance—6.3%
ACE Ltd.	15,130	995,857
Everest Re Group Ltd.	23,960	1,958,730
MetLife, Inc.	60,250	2,643,168
Prudential Financial, Inc.	23,800	1,513,442

		7,111,197

Health Care—10.9%
Biotechnology—3.9%
Amgen, Inc.[1]	28,500	1,662,975
Gilead Sciences, Inc.[1]	43,644	1,807,298
Vanda Pharmaceuticals, Inc.[1]	122,140	872,080

		4,342,353

Health Care Providers & Services—3.0%
Humana, Inc.	19,570	1,576,168
WellPoint, Inc.	23,580	1,857,397

		3,433,565

Pharmaceuticals—4.0%
Merck & Co., Inc.	34,680	1,223,857
Mylan, Inc.[1]	73,247	1,807,003
Teva Pharmaceutical Industries Ltd., Sponsored ADR	29,270	1,411,399

		4,442,259

Industrials—3.7%
Aerospace & Defense—0.0%
AerCap Holdings NV1	2,770	36,038
Airlines—0.8%
United Continental Holdings, Inc.[1]	39,850	901,806
Electrical Equipment—1.0%
Cooper Industries plc	17,880	1,066,900
Machinery—1.9%
Ingersoll-Rand plc	46,130	2,094,763
Information Technology—14.1%
Communications Equipment—2.5%
QUALCOMM, Inc.	49,280	2,798,611
Internet Software & Services—5.0%
eBay, Inc.[1]	70,060	2,260,836
Google, Inc., Cl. A1	6,510	3,296,534

		5,557,370

IT Services—0.7%
International Business Machines Corp.	4,600	789,130
Software—5.9%
Microsoft Corp.	45,034	1,170,884
Oracle Corp.	39,620	1,303,894
Take-Two Interactive Software, Inc.[1]	193,740	2,960,347
THQ, Inc.[1]	338,330	1,224,755

		6,659,880

Materials—2.1%
Chemicals—2.1%
Celanese Corp., Series A	28,234	1,505,155
LyondellBasell Industries NV, Cl. A	18,520	713,390
Mosaic Co. (The)	2,220	150,361

		2,368,906

Utilities—0.9%
Electric Utilities—0.9%
Edison International, Inc.	24,880	964,100

Total Common Stocks (Cost $57,471,377)		60,537,377
6 | TOTAL RETURN PORTFOLIO

	Principal
	Amount	Value

Asset-Backed Securities—4.3%
AESOP Funding II LLC, Automobile Receivables Nts., Series 2011-1A, Cl. A, 1.85%, 11/20/13[2]	$60,000	$60,282
Ally Auto Receivables Trust 2010-4, Automobile Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14	55,000	55,096
Ally Master Owner Trust 2010-3, Asset-Backed Certificates, Series 2010-3, Cl. A, 2.88%, 4/15/15[2]	95,000	97,765
AmeriCredit Automobile Receivables Trust 2009-1, Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3, 3.04%, 10/15/13	55,529	56,185
AmeriCredit Automobile Receivables Trust 2010-3, Automobile Receivables-Backed Nts., Series 2010-3, Cl. A2, 0.77%, 12/9/13	36,717	36,754
AmeriCredit Automobile Receivables Trust 2010-4, Automobile Receivables-Backed Nts., Series 2010-4, Cl. D, 4.20%, 11/8/16	190,000	197,095
AmeriCredit Automobile Receivables Trust 2011-1, Automobile Receivables-Backed Nts., Series 2011-1, Cl. D, 4.26%, 2/8/17	30,000	30,181
AmeriCredit Automobile Receivables Trust 2011-2, Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15	35,000	35,288
Series 2011-2, Cl. D, 4%, 5/8/17	60,000	59,765
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.97%, 1/15/13	4,857	4,857
AmeriCredit Prime Automobile Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%, 10/8/13	26,959	27,026
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 1.146%, 5/25/34[3]	141,560	125,923
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15	45,000	44,983
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/15[2]	26,305	27,973
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	70,000	74,627
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A12, Cl. A12, 3.35%, 8/15/16[2]	110,000	112,647
Series 2009-A13, Cl. A13, 5.35%, 8/15/18[2]	105,000	114,892
Series 2009-A17, Cl. A17, 4.90%, 11/15/18[2]	105,000	113,719
Series 2009-A8, Cl. A8, 2.287%, 5/16/16[2,3]	155,000	156,900
CNH Wholesale Master Note Trust 2011-1, Equipment Nts., Series 2011-1, Cl. 1A, 0.987%, 1/20/41[3]	115,000	115,536
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.926%, 2/25/33[3]	3,568	3,419
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36	275,805	225,003
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36	63,255	54,072
DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16	100,000	101,057
DT Auto Owner Trust 2009-1, Automobile Receivable Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15[2]	99,114	100,071
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[2]	140,000	140,696
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts., Series 2011-2A, Cl. C, 3.05%, 7/15/13[2]	35,000	35,071
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.296%, 6/25/36[3]	8,087	8,059
First Investors Auto Owner Trust 2011-1, Automobile Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15	115,311	115,432
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series 2010-B, Cl. A2, 0.75%, 10/15/12[2]	115,000	115,068
Ford Credit Auto Owner Trust, Automobile Receivable Nts., Series 2010-A, Cl. A4, 2.15%, 6/15/15	165,000	168,858
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed Nts., Series 2009-2, Cl. A, 1.737%, 9/15/14[3]	110,000	111,522
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed Nts., Series 2010-1, Cl. A, 1.837%, 12/15/14[2,3]	115,000	117,186
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16	125,000	126,880
GE Dealer Floorplan Master Note Trust, Asset-Backed Securities, Series 2009-2A, Cl. A, 1.736%, 10/20/14[2,3]	115,000	116,731
7 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
GMAC Mortgage Servicer Advance Funding Ltd., Asset-Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23[2]	$110,000	$111,095
Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series 2010-1A, Cl. A1, 2.60%, 2/25/15[2]	115,000	117,384
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.446%, 1/20/35[3]	94,463	88,972
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 1.537%, 3/15/16[3]	120,000	121,429
Navistar Financial Dealer Note Master Owner Trust, Asset-Backed Nts., Series 2010-1, Cl. A, 1.836%, 1/26/15[2,3]	185,000	186,184
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13	105,000	105,530
Nissan Master Owner Trust, Automobile Receivable Nts., Series 2010-AA, Cl. A, 1.337%, 1/15/15[2,3]	110,000	111,226
Santander Drive Auto Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13	78,982	79,066
Santander Drive Auto Receivables Trust 2010-3, Automobile Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17	115,000	115,179
Santander Drive Auto Receivables Trust 2010-A, Automobile Receivables Nts., Series 2010-A, Cl. A2, 1.37%, 8/15/13[2]	107,246	107,553
Santander Drive Auto Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17	115,000	114,331
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[4]	136,313	136,484
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17[2]	95,000	94,915
Volkswagen Auto Lease Trust 2010-A, Automobile Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13	105,000	105,270
Westlake Automobile Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14[2]	50,000	50,051
World Financial Network Credit Card Master Note Trust, Credit Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15	45,000	45,632

Total Asset-Backed Securities (Cost $4,825,852)		4,776,920

Mortgage-Backed Obligations—25.4%
Government Agency—21.5%
FHLMC/FNMA/FHLB/Sponsored—20.9%
Federal Home Loan Mortgage Corp.:
4.50%, 10/15/18	190,640	203,817
5%, 12/15/34-6/1/40	221,404	236,526
5.50%, 9/1/39	334,803	362,070
6.50%, 4/15/18-4/1/34	122,956	137,064
7%, 10/1/31	95,979	111,125
8%, 4/1/16	43,584	48,154
9%, 8/1/22-5/1/25	15,961	18,281
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.885%, 3/25/36[3]	98,979	130,807
Series 2461, Cl. PZ, 6.50%, 6/15/32	200,325	227,127
Series 2500, Cl. FD, 0.687%, 3/15/32[3]	25,830	25,963
Series 2526, Cl. FE, 0.587%, 6/15/29[3]	35,046	35,172
Series 2551, Cl. FD, 0.587%, 1/15/33[3]	24,052	24,155
Series 2638, Cl. KG, 4%, 11/1/27	3,510	3,510
Series 2663, Cl. BA, 4%, 8/1/16	76,684	77,574
Series 2686, Cl. CD, 4.50%, 2/1/17	36,352	36,663
Series 2907, Cl. GC, 5%, 6/1/27	21,726	21,846
Series 2929, Cl. PC, 5%, 1/1/28	13,200	13,238
Series 2952, Cl. GJ, 4.50%, 12/1/28	9,490	9,525
Series 3019, Cl. MD, 4.75%, 1/1/31	67,557	68,857
Series 3025, Cl. SJ, 24.064%, 8/15/35[3]	17,864	23,393
Series 3094, Cl. HS, 23.698%, 6/15/34[3]	55,973	71,710
Series 3242, Cl. QA, 5.50%, 3/1/30	71,740	72,985
Series 3848, Cl. WL, 4%, 4/1/40	147,637	156,372
Series R001, Cl. AE, 4.375%, 4/1/15	18,510	18,702
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 17.832%, 4/1/27[5]	87,237	17,155
Series 192, Cl. IO, 14.084%, 2/1/28[5]	23,256	4,738
Series 2130, Cl. SC, 53.449%, 3/15/29[5]	66,989	12,764
Series 243, Cl. 6, 1.759%, 12/15/32[5]	68,871	13,545
Series 2527, Cl. SG, 43.432%, 2/15/32[5]	5,640	237
Series 2531, Cl. ST, 25.004%, 2/15/30[5]	9,226	402
Series 2796, Cl. SD, 69.545%, 7/15/26[5]	101,379	18,531
Series 2802, Cl. AS, 70.684%, 4/15/33[5]	68,542	6,557
Series 2920, Cl. S, 68.177%, 1/15/35[5]	409,901	66,108
Series 3110, Cl. SL, 99.999%, 2/15/26[5]	60,725	8,626
Series 3451, Cl. SB, 29.003%, 5/15/38[5]	604,138	79,215
8 | TOTAL RETURN PORTFOLIO

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 3.621%, 6/1/26[6]	$23,180	$20,095
Federal National Mortgage Assn.:
4%, 7/1/26[7]	115,000	119,816
4.50%, 7/1/26-7/1/41[7]	3,832,000	3,982,637
5%, 8/1/41[7]	4,090,000	4,334,762
5.50%, 7/1/26-7/1/41[7]	2,664,000	2,881,266
6%, 11/25/17-3/1/37	481,484	529,448
6%, 7/1/41[7]	1,435,000	1,576,482
6.50%, 5/25/17-10/25/19	273,366	298,053
6.50%, 8/1/41[7]	694,000	783,895
7%, 10/25/35	19,079	21,976
8.50%, 7/1/32	3,203	3,672
Federal National Mortgage Assn., 15 yr., 3.50%, 6/1/26[7]	1,350,000	1,374,891
Federal National Mortgage Assn., 30 yr., 4%, 8/1/41[7]	1,685,000	1,680,525
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1998-61, Cl. PL, 6%, 11/25/28	62,864	70,222
Trust 2003-130, Cl. CS, 13.728%, 12/25/33[3]	47,874	56,697
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	662,000	734,555
Trust 2004-101, Cl. BG, 5%, 1/25/20	400,232	427,772
Trust 2004-81, Cl. KC, 4.50%, 4/1/17	14,199	14,291
Trust 2004-9, Cl. AB, 4%, 7/1/17	103,882	106,054
Trust 2005-12, Cl. JC, 5%, 6/1/28	70,511	71,456
Trust 2005-22, Cl. EC, 5%, 10/1/28	42,545	43,170
Trust 2005-30, Cl. CU, 5%, 4/1/29	35,302	36,012
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	250,000	274,706
Trust 2006-46, Cl. SW, 23.518%, 6/25/36[3]	77,725	99,641
Trust 2006-50, Cl. KS, 23.519%, 6/25/36[3]	57,468	73,363
Trust 2009-36, Cl. FA, 1.126%, 6/25/37[3]	195,246	197,185
Trust 2011-15, Cl. DA, 4%, 3/1/41	103,580	106,532
Trust 2011-3, Cl. KA, 5%, 4/1/40	145,128	157,728
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-65, Cl. S, 51.585%, 11/25/31[5]	180,956	31,731
Trust 2001-81, Cl. S, 41.198%, 1/25/32[5]	44,538	8,350
Trust 2002-47, Cl. NS, 41.211%, 4/25/32[5]	110,643	21,266
Trust 2002-51, Cl. S, 41.489%, 8/25/32[5]	101,597	19,626
Trust 2002-52, Cl. SD, 49.542%, 9/25/32[5]	129,899	25,877
Trust 2002-77, Cl. SH, 50.879%, 12/18/32[5]	59,711	11,952
Trust 2002-84, Cl. SA, 52.325%, 12/25/32[5]	162,000	30,299
Trust 2003-33, Cl. SP, 52.493%, 5/25/33[5]	183,542	31,424
Trust 2003-4, Cl. S, 48.615%, 2/25/33[5]	105,911	19,876
Trust 2003-89, Cl. XS, 92.231%, 11/25/32[5]	20,841	1,583
Trust 2004-54, Cl. DS, 59.623%, 11/25/30[5]	102,872	15,434
Trust 2004-56, Cl. SE, 25.06%, 10/25/33[5]	101,065	16,696
Trust 2005-40, Cl. SA, 70.97%, 5/25/35[5]	230,141	38,778
Trust 2005-71, Cl. SA, 66.12%, 8/25/25[5]	271,972	39,160
Trust 2005-93, Cl. SI, 23.446%, 10/25/35[5]	124,032	19,577
Trust 2006-129, Cl. SM, 22.615%, 1/25/37[5]	495,573	80,329
Trust 2008-55, Cl. SA, 26.50%, 7/25/38[5]	319,230	31,293
Trust 2008-67, Cl. KS, 50.655%, 8/25/34[5]	224,230	21,849
Trust 222, Cl. 2, 28.496%, 6/1/23[5]	183,979	34,800
Trust 252, Cl. 2, 39.076%, 11/1/23[5]	157,892	29,785
Trust 319, Cl. 2, 10.108%, 2/1/32[5]	39,521	9,171
Trust 320, Cl. 2, 15.895%, 4/1/32[5]	34,382	7,841
Trust 321, Cl. 2, 5.256%, 4/1/32[5]	419,601	99,694
Trust 331, Cl. 9, 14.472%, 2/1/33[5]	118,373	25,026
Trust 334, Cl. 17, 22.265%, 2/1/33[5]	77,947	18,227
Trust 339, Cl. 12, 1.711%, 7/1/33[5]	115,779	20,730
Trust 339, Cl. 7, 25.262%, 7/1/33[5]	324,737	54,192
Trust 343, Cl. 13, 5.748%, 9/1/33[5]	108,200	19,069
Trust 345, Cl. 9, 49.646%, 1/1/34[5]	168,209	35,281
Trust 351, Cl. 10, 0.731%, 4/1/34[5]	15,357	2,590
Trust 351, Cl. 8, 6.703%, 4/1/34[5]	52,148	8,775
Trust 356, Cl. 10, 19.822%, 6/1/35[5]	43,179	7,274
Trust 356, Cl. 12, 22.331%, 2/1/35[5]	25,613	4,281
Trust 362, Cl. 13, 1.357%, 8/1/35[5]	126,444	21,592
Trust 364, Cl. 16, 14.678%, 9/1/35[5]	113,375	21,447
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 3.912%, 9/25/23[6]	62,087	54,468

		23,378,759

GNMA/Guaranteed—0.4%
Government National Mortgage Assn.:
7%, 1/30/24	77,835	90,528
7.50%, 1/30/23-6/30/24	79,131	92,635
8%, 5/30/17	26,651	30,531
8.50%, 8/1/17-12/15/17	22,242	25,221
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 88.232%, 1/16/27[5]	118,154	22,121
Series 2002-15, Cl. SM, 79.685%, 2/16/32[5]	136,395	26,539
Series 2002-76, Cl. SY, 78.523%, 12/16/26[5]	291,708	58,191
Series 2004-11, Cl. SM, 75.703%, 1/17/30[5]	106,689	24,097
Series 2007-17, Cl. AI, 21.74%, 4/16/37[5]	365,461	64,006

		433,869

Other Agency—0.2%
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts., Series 2010-R3, Cl. 2A, 0.75%, 12/8/20[3]	219,278	220,528
Non-Agency—3.9%
Commercial—3.0%
Banc of America Commercial Mortgage Trust 2007-1, Commercial Mtg. Pass-Through Certificates, Series 2007-1, Cl. A4, 5.451%, 1/1/49	160,000	173,259
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44[2]	34,104	34,207
9 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	$135,000	$143,435
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	110,835	63,463
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.156%, 7/1/46[2]	138,256	139,379
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.843%, 9/1/20[2,5]	1,102,311	91,581
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	109,636	107,107
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	99,352	68,964
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. 1A1, 5.925%, 11/1/37[3]	74,414	54,892
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37	90,000	87,165
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49	165,000	177,317
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44	95,781	97,412
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	159,297	159,114
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.726%, 5/25/35[3]	128,238	97,293
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46[2]	110,913	111,802
Series 2010-C2, Cl. A2, 3.616%, 11/1/43[2]	165,000	161,450
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49[4]	55,000	55,365
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49	165,000	171,901
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	20,000	21,472
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19, Commercial Mtg. Pass-Through Certificates, Series 2007-CB19, Cl. AM, 5.932%, 2/1/49[3]	20,000	19,435
LB-UBS Commercial Mortgage Trust 2006-C3, Commercial Mtg. Pass-Through Certificates, Series 2006-C3, Cl. AM, 5.712%, 3/11/39	115,000	114,760
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	218,351	223,683
ML-CFC Commercial Mortgage Trust 2006-3, Commercial Mtg. Pass-Through Certificates, Series 2006-3, Cl. AM, 5.456%, 7/12/46	230,000	228,793
Morgan Stanley Capital I Trust 2007-IQ16, Commercial Mtg. Pass- Through Certificates, Series 2007- IQ16, Cl. AM, 6.313%, 12/1/49[3]	105,000	104,044
Wachovia Bank Commercial Mortgage Trust 2006-C27, Commercial Mtg. Pass-Through Certificates, Series 2006-C27, Cl. AM, 5.795%, 7/15/45	90,000	91,239
Wachovia Bank Commercial Mortgage Trust 2006-C28, Commercial Mtg. Pass-Through Certificates, Series 2006-C28, Cl. A4, 5.572%, 10/1/48	125,000	135,330
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3, 5.678%, 5/1/46	120,000	129,704
Wells Fargo Commercial Mortgage Trust 2010-C1, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.349%, 11/1/43[2]	86,662	87,067
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.737%, 2/1/35[3]	72,124	67,103
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 6.192%, 3/1/44[5]	1,320,000	125,332

		3,343,068
10 | TOTAL RETURN PORTFOLIO

	Principal
	Amount	Value

Multifamily—0.3%
GE Capital Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%, 6/1/38	$116,519	$117,176
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.819%, 3/25/36[3]	236,810	200,505

		317,681

Other—0.1%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	145,000	155,744
Residential—0.5%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates, Series 2004-E, Cl. 2A6, 2.867%, 6/1/34[3]	142,878	130,259
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. A4, 5.823%, 12/1/49[3]	160,000	177,405
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35	118,819	90,961
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	62,418	63,810
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.874%, 9/1/34[3]	117,056	116,510

		578,945

Total Mortgage-Backed Obligations (Cost $27,725,490)		28,428,594
U.S. Government Obligations—0.6%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15	40,000	40,191
2.50%, 5/27/16	60,000	61,577
5%, 2/16/17	65,000	74,260
5.25%, 4/18/16	105,000	121,011
5.50%, 7/18/16	65,000	75,617
Federal National Mortgage Assn. Nts.:
2.375%, 4/11/16	110,000	112,366
4.875%, 12/15/16	95,000	107,864
5%, 3/15/16	70,000	79,824

Total U.S. Government Obligations (Cost $655,061)		672,710
Non-Convertible Corporate Bonds and Notes—13.3%
Consumer Discretionary—1.8%
Diversified Consumer Services—0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	110,000	118,525
Hotels, Restaurants & Leisure—0.3%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[2]	165,000	173,571
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16	122,000	137,190

		310,761
Household Durables—0.3%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	84,000	93,420
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13	107,000	114,560
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13	44,000	46,655
8% Sr. Unsec. Nts., 5/1/12	85,000	89,820

		344,455
Leisure Equipment & Products—0.1%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13	110,000	117,683
Media—0.8%
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	67,000	93,321
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375% Sr. Unsec. Nts., 3/1/41	87,000	93,208
Historic TW, Inc., 9.125% Debs., 1/15/13	37,000	41,160
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14	40,000	44,500
10% Sr. Unsec. Nts., 7/15/17	126,000	149,625
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14	102,000	118,320
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	59,000	75,622
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30	63,000	75,386
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21[2]	63,000	67,170
6.50% Sr. Sec. Nts., 1/15/18	135,000	148,669

		906,981

Multiline Retail—0.1%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21	113,000	110,950
Specialty Retail—0.1%
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	115,000	115,000
11 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Consumer Staples—0.8%
Food & Staples Retailing—0.1%
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41	$69,000	$71,448
Food Products—0.3%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	45,000	48,532
8.50% Sr. Unsec. Nts., 6/15/19	50,000	61,015
Kraft Foods, Inc., 6% Sr. Unsec. Nts., 2/11/13	99,000	106,773
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18	113,000	120,345

		336,665

Household Products—0.1%
Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21[2]	115,000	113,724
Tobacco—0.3%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	85,000	122,268
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40	66,000	72,811
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13	99,000	109,479

		304,558

Energy—1.5%
Energy Equipment & Services—0.4%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	146,000	147,669
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17	99,000	105,991
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36	72,000	74,502
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20	82,000	83,821

		411,983
Oil, Gas & Consumable Fuels—1.1%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	70,000	71,184
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub. Nts., 12/15/17	105,000	112,875
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20	158,000	177,555
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12[2]	105,000	109,224
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	183,000	195,966
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec. Unsub. Nts., 9/1/39	53,000	55,215
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	118,000	118,077
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	102,000	111,180
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[2]	60,000	65,928
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[2]	188,000	190,847
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21[2]	80,000	78,616

		1,286,667
Financials—5.4%
Capital Markets—1.2%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[2]	195,000	209,961
Credit Suisse Guernsey Ltd., 5.86% Jr. Sub. Perpetual Nts.[8]	162,000	155,601
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	118,000	111,913
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21[2]	152,000	153,097
Morgan Stanley, 5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17	330,000	350,058
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16	107,000	108,422
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12	110,000	112,532
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13	45,000	45,789
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.[8]	156,000	154,440

		1,401,813

Commercial Banks—1.2%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12[2]	124,000	125,930
BNP Paribas SA, 5.186% Sub. Perpetual Nts.[2,8]	120,000	111,060
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	208,000	205,920
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[3]	290,000	275,500
Huntington Bancshares, Inc., 7% Sub. Nts., 12/15/20	117,000	132,067
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[2]	121,000	114,261
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K8	167,000	181,195
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14	146,000	160,147

		1,306,080
12 | TOTAL RETURN PORTFOLIO

	Principal
	Amount	Value

Consumer Finance—0.2%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13	$106,000	$113,427
SLM Corp., 6.25% Sr. Nts., 1/25/16	150,000	155,711

		269,138

Diversified Financial Services—0.9%
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21	45,000	47,281
Citigroup, Inc., 3.953% Sr. Unsec. Nts., 6/15/16	243,000	248,917
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67[2,3]	132,000	117,150
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds[8]	123,000	113,775
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[8]	320,000	344,878
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	169,000	187,902

		1,059,903

Insurance—1.5%
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21	93,000	96,148
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	115,000	119,704
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11	100,000	101,218
International Lease Finance Corp., 5.75% Sr. Unsec. Unsub. Nts., 5/15/16	109,000	107,397
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13[2]	150,000	127,589
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21[2]	164,000	155,486
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	222,000	215,895
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12	122,000	125,268
Reinsurance Group of America, Inc., 5% Sr. Unsec. Nts., 6/1/21	158,000	156,508
Swiss Re Capital I LP, 6.854% Perpetual Bonds[2,8]	218,000	210,600
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16	116,000	118,336
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37[3,4]	114,000	114,000

		1,648,149

Real Estate Investment Trusts—0.4%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11	45,000	45,513
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12	57,000	58,907
CommonWealth REIT, 6.95% Sr. Unsec. Nts., 4/1/12	26,000	26,857
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12	43,000	43,909
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12	110,000	111,890
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12[2]	108,000	113,506

		400,582

Health Care—0.3%
Biotechnology—0.1%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40	72,000	70,775
Health Care Providers & Services—0.1%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	59,000	63,249
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	70,000	69,569

		132,818

Pharmaceuticals—0.1%
Mylan, Inc., 6% Sr. Nts., 11/15/18[2]	120,000	122,550
Industrials—0.7%
Aerospace & Defense—0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	110,000	112,750
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18	100,000	109,375

		222,125

Commercial Services & Supplies—0.2%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17	109,000	119,219
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11	70,000	70,408

		189,627

Industrial Conglomerates—0.3%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12	105,000	108,723
5.25% Sr. Unsec. Nts., 10/19/12	15,000	15,816
6.375% Unsec. Sub. Bonds, 11/15/67	205,000	210,894

		335,433
13 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Information Technology—0.7%
Communications Equipment—0.2%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40	$126,000	$132,904
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41	45,000	46,504
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11	105,000	107,329

		286,737

Electronic Equipment & Instruments—0.2%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15	210,000	212,873
Office Electronics—0.1%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13	107,000	115,229
Semiconductors & Semiconductor Equipment—0.1%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18	76,000	85,927
Software—0.1%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	127,000	122,279
Materials—0.7%
Chemicals—0.3%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	48,000	50,233
Airgas, Inc., 3.25% Sr. Nts., 10/1/15	96,000	97,697
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17	100,000	113,000
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40	68,000	68,495

		329,425

Containers & Packaging—0.1%
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17	102,000	110,404
Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	160,000	175,000
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15	7,000	7,707
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	60,000	65,318
6% Sr. Unsec. Unsub. Nts., 10/15/15	74,000	82,517
7.25% Sr. Unsec. Unsub. Nts., 7/15/12	28,000	29,608

		360,150

Telecommunication Services—0.6%
Diversified Telecommunication Services—0.5%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	154,000	163,622
British Telecommunications plc, 9.875% Bonds, 12/15/30	67,000	92,273
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P, 9/15/39	39,000	37,619
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17	110,000	120,175
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15	108,000	122,580
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	67,000	72,854

		609,123

Wireless Telecommunication Services—0.1%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17	78,000	88,296
Utilities—0.8%
Electric Utilities—0.8%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12[2]	98,000	103,327
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39	66,000	68,851
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13	115,000	117,658
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12	110,000	114,668
Oncor Electric Delivery Co., 7% Debs., 9/1/22	96,000	114,596
PPL WEM Holdings plc, 3.90% Sr. Unsec. Nts., 5/1/16[2]	164,000	168,397
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19[2]	115,000	147,917

		835,414

Total Non-Convertible Corporate Bonds and Notes (Cost $14,366,266)		14,864,250

Convertible Corporate Bonds and Notes—0.2%
Standard Chartered plc, 6.409% Cv. Jr. Unsec. Sub. Bonds, 1/29/49[2] (Cost $193,750)	200,000	190,613

	Shares

Investment Company—16.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[9,10] (Cost $18,869,624)	18,869,624	18,869,624
Total Investments, at Value (Cost $124,107,420)	114.7%	128,340,088
Liabilities in Excess of Other Assets	(14.7)	(16,461,413)

Net Assets	100.0%	$111,878,675

14 | TOTAL RETURN PORTFOLIO

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $5,683,419 or 5.08% of the Fund’s net assets as of June 30, 2011.

3.	Represents the current interest rate for a variable or increasing rate security.

4.	Restricted security. The aggregate value of restricted securities as of June 30, 2011 was $305,849, which represents 0.27% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49	7/14/10	$54,313	$55,365	$1,052
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11-4/14/11	136,491	136,484	(7)
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37	2/24/11	115,089	114,000	(1,089)

		$305,893	$305,849	$(44)

5.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,524,620 or 1.36% of the Fund’s net assets as of June 30, 2011.

6.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $74,563 or 0.07% of the Fund’s net assets as of June 30, 2011.

7.	When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See Note 1 of the accompanying Notes.

8.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

9.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2010	Additions	Reductions	June 30, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	17,175,856	21,643,950	19,950,182	18,869,624

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$18,869,624	$17,509

10.	Rate shown is the 7-day yield as of June 30, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
15 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2011 based on valuation input level:

	Level 1—	Level 2—	Level 3—
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$966,815	$—	$—	$966,815
Consumer Staples	5,705,141	—	—	5,705,141
Energy	6,266,755	—	—	6,266,755
Financials	12,142,985	—	—	12,142,985
Health Care	12,218,177	—	—	12,218,177
Industrials	4,099,507	—	—	4,099,507
Information Technology	15,804,991	—	—	15,804,991
Materials	2,368,906	—	—	2,368,906
Utilities	964,100	—	—	964,100
Asset-Backed Securities	—	4,776,920	—	4,776,920
Mortgage-Backed Obligations	—	28,428,594	—	28,428,594
U.S. Government Obligations	—	672,710	—	672,710
Non-Convertible Corporate Bonds and Notes	—	14,864,250	—	14,864,250
Convertible Corporate Bonds and Notes Financials	—	190,613	—	190,613
Investment Company	18,869,624	—	—	18,869,624

Total Investments, at Value	79,407,001	48,933,087	—	128,340,088
Other Financial Instruments:
Futures margins	12,336	—	—	12,336

Total Assets	$79,419,337	$48,933,087	$—	$128,352,424

Liabilities Table
Other Financial Instruments:
Futures margins	$(17,969)	$—	$—	$(17,969)

Total Liabilities	$(17,969)	$—	$—	$(17,969)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Futures Contracts as of June 30, 2011 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds	Buy	33	9/21/11	$4,060,031	$(55,760)
U.S. Treasury Nts., 2 yr.	Sell	20	9/30/11	4,386,875	(388)
U.S. Treasury Nts., 5 yr.	Sell	9	9/30/11	1,072,758	(1,835)
U.S. Treasury Nts., 10 yr.	Sell	18	9/21/11	2,201,906	12,505
U.S. Treasury Ultra Bonds	Buy	2	9/21/11	252,500	(4,278)

					$(49,756)

See accompanying Notes to Financial Statements.
16 | TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES Unaudited

June 30, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $105,237,796)	$109,470,464
Affiliated companies (cost $18,869,624)	18,869,624

128,340,088
Cash	1,892
Cash used for collateral on futures	110,946
Receivables and other assets:
Investments sold (including $10,687,151 sold on a when-issued or delayed delivery basis)	10,869,359
Interest, dividends and principal paydowns	363,952
Futures margins	12,336
Shares of capital stock sold	12
Other	11,975

Total assets	139,710,560

Liabilities
Payables and other liabilities:
Investments purchased (including $27,486,137 purchased on a when-issued or delayed delivery basis)	27,770,395
Futures margins	17,969
Directors’ compensation	10,036
Transfer and shareholder servicing agent fees	9,168
Shares of capital stock redeemed	4,960
Shareholder communications	3,950
Other	15,407

Total liabilities	27,831,885

Net Assets	$111,878,675

Composition of Net Assets
Par value of shares of capital stock	$88,301
Additional paid-in capital	151,312,776
Accumulated net investment income	878,630
Accumulated net realized loss on investments and foreign currency transactions	(44,585,168)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,184,136

Net Assets—applicable to 88,301,065 shares of capital stock outstanding	$111,878,675

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$1.27
See accompanying Notes to Financial Statements.
17 | TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2011

Investment Income
Interest	$861,438
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $19,467)	481,479
Affiliated companies	17,509

Total investment income	1,360,426

Expenses
Management fees	357,768
Transfer and shareholder servicing agent fees	57,242
Shareholder communications	9,130
Accounting service fees	7,500
Directors’ compensation	6,357
Custodian fees and expenses	5,175
Administration service fees	750
Other	23,153

Total expenses	467,075
Less waivers and reimbursements of expenses	(9,262)

Net expenses	457,813

Net Investment Income	902,613

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies	2,285,691
Closing and expiration of futures contracts	16,543
Foreign currency transactions	1,362

Net realized gain	2,303,596
Net change in unrealized appreciation/depreciation on:
Investments	1,351,320
Translation of assets and liabilities denominated in foreign currencies	370,706
Futures contracts	(65,217)

Net change in unrealized appreciation/depreciation	1,656,809

Net Increase in Net Assets Resulting from Operations	$4,863,018

See accompanying Notes to Financial Statements.
18 | TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2011	December 31,
	(Unaudited)	2010

Operations
Net investment income	$902,613	$2,928,622
Net realized gain	2,303,596	17,324,536
Net change in unrealized appreciation/depreciation	1,656,809	(2,933,812)

Net increase in net assets resulting from operations	4,863,018	17,319,346

Dividends and/or Distributions to Shareholders
Dividends from net investment income	(3,081,896)	(1,974,658)

Capital Stock Transactions
Net decrease in net assets resulting from capital stock transactions	(5,401,321)	(12,312,911)

Net Assets
Total increase (decrease)	(3,620,199)	3,031,777
Beginning of period	115,498,874	112,467,097

End of period (including accumulated net investment income of $878,630 and $3,057,913, respectively)	$111,878,675	$115,498,874

See accompanying Notes to Financial Statements.
19 | TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$1.25	$1.09	$0.91	$1.53	$1.49	$1.37

Income (loss) from investment operations:
Net investment income[1]	.01	.03	.03	.05	.04	.04
Net realized and unrealized gain (loss)	.04	.15	.15	(.63)	.04	.12

Total from investment operations	.05	.18	.18	(.58)	.08	.16

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)	(.02)	—	(.04)	(.04)	(.04)

Net asset value, end of period	$1.27	$1.25	$1.09	$0.91	$1.53	$1.49

Total Return, at Net Asset Value[2]	4.34%	16.70%	19.78%	(38.65)%	5.82%	11.70%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$112	$115	$112	$110	$216	$240

Average net assets (in millions)	$115	$113	$103	$170	$231	$247

Ratios to average net assets:[3]
Net investment income	1.58%	2.59%	3.67%	3.82%	2.84%	2.74%
Total expenses[4]	0.82%	0.83%	0.79%	0.68%	0.68%	0.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.78%	0.70%	0.68%	0.68%	0.66%

Portfolio turnover rate[5]	28%	181%	144%	121%	107%	151%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	0.84%
Year Ended December 31, 2010	0.83%
Year Ended December 31, 2009	0.79%
Year Ended December 31, 2008	0.68%
Year Ended December 31, 2007	0.68%
Year Ended December 31, 2006	0.66%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2011	$123,533,543	$123,786,813
Year Ended December 31, 2010	$185,632,885	$184,250,091
Year Ended December 31, 2009	$220,453,679	$226,017,815
Year Ended December 31, 2008	$257,388,353	$252,164,734
Year Ended December 31, 2007	$184,746,936	$185,640,788
Year Ended December 31, 2006	$299,867,320	$323,936,795
See accompanying Notes to Financial Statements.
20 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Total Return Portfolio (the “Fund”) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek to maximize total investment return (including capital appreciation and income). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). Shares of the Fund are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific
21 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$27,486,137
Sold securities	10,687,151
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act
22 | TOTAL RETURN PORTFOLIO

of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2010, the Fund utilized $15,703,539 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2016	$13,978,418
2017	32,858,209

Total	$46,836,627

As of June 30, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $44,533,031 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2011, it is estimated that the Fund will utilize $2,303,596 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
23 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$124,146,579
Federal tax cost of other investments	(3,299,252)

Total federal tax cost	$120,847,327

Gross unrealized appreciation	$6,931,436
Gross unrealized depreciation	(2,787,683)

Net unrealized appreciation	$4,143,753

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
24 | TOTAL RETURN PORTFOLIO

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Sold	513,076	$653,116	2,280,073	$2,603,517
Dividends and/or distributions reinvested	2,445,949	3,081,896	1,778,971	1,974,658
Redeemed	(7,187,917)	(9,136,333)	(14,703,659)	(16,891,086)

Net decrease	(4,228,892)	$(5,401,321)	(10,644,615)	$(12,312,911)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$25,602,996	$32,794,112
U.S. government and government agency obligations	295,032	309,116
To Be Announced (TBA) mortgage-related securities	123,533,543	123,786,813
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $600 million	0.625%
Over $600 million	0.450
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS fees at an annual rate of 0.10% of its daily net assets. For the six months ended June 30, 2011, the Fund paid $57,898 to OFS for services to the Fund.
25 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80%.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2011, the Manager waived fees and/or reimbursed the Fund $9,262 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
26 | TOTAL RETURN PORTFOLIO

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Valuations of derivative instruments as of June 30, 2011 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not	Statement of			Statement of
Accounted for as	Assets and			Assets and
Hedging Instruments	Liabilities Location	Value		Liabilities Location	Value

Interest rate contracts	Futures margins	$12,336	*	Futures margins	$17,969	*

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted	Closing and expiration
for as Hedging Instruments	of futures contracts

Interest rate contracts	$16,543

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted
for as Hedging Instruments	Futures contracts

Interest rate contracts	$(65,217)
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
27 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the six months ended June 30, 2011, the Fund had an ending monthly average market value of $3,514,183 and $6,820,158 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
6. Restricted Securities
As of June 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the other outstanding lawsuits relating to Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a
28 | TOTAL RETURN PORTFOLIO

variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
29 | TOTAL RETURN PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
30 | TOTAL RETURN PORTFOLIO

TOTAL RETURN PORTFOLIO
A Series of Panorama Series Fund, Inc.

Directors and Officers	William L. Armstrong, Chairman of the Board of Directors and Director
George C. Bowen, Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Sam Freedman, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
William F. Glavin, Jr., President and Principal Executive Officer
Emmanuel Ferreira, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Peter A. Strzalkowski, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

Before investing, investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, or calling us at 1.800.988.8287. Read prospectuses and, if available, summary prospectuses, carefully before investing.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2011 OppenheimerFunds, Inc. All rights reserved.

June 30, 2011

Oppenheimer

International Growth Fund/VA

A Series of Panorama Series Fund, Inc.

Semiannual Report

SEMIANNUAL REPORT

Fund Performance Discussion

Listing of Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

June 30, 2011 Oppenheimer Internation Growth Semiannual Fund A Series of Panorama Series Fund, Inc. S E M I A N N UA L R E P O RT Fund Performance Discussion Listing of Holdings Financial Statements 1234

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
Portfolio Manager: George R. Evans
Cumulative Total Returns
For the 6-Month Period Ended 6/30/11

Non-Service Shares	7.95%
Service Shares	7.44
Average Annual Total Returns
For the Periods Ended 6/30/11

	1-Year	5-Year	10-Year

Non-Service Shares	34.58%	6.00%	5.97%
Service Shares	33.61	5.63	6.09
Expense Ratios
For the Fiscal Year Ended 12/31/10

	Gross	Net
	Expense Ratios	Expense Ratios

Non-Service Shares	1.10%	1.00%
Service Shares	1.35	1.25
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance and expense ratios may be lower or higher than the data quoted. For performance data current to the most recent month end, call us at 1.800.988.8287. The Fund’s total returns should not be expected to be the same as the returns of other funds, whether or not both funds have the same portfolio managers and/or similar names. The Fund’s total returns do not include the charges associated with the separate account products that offer this Fund. Performance would have been lower if such charges were taken into account. The net expense ratios take into account voluntary fee waivers and/or expense reimbursements, without which performance would have been less. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. Expense ratios are as stated in the Fund’s prospectus, current as of the date of this report.
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total market value of investments.
Top Ten Common Stock Holdings

Autonomy Corp. plc	2.6%
Telefonaktiebolaget LM Ericsson, B Shares	2.5
Aggreko plc	2.3
Aalberts Industries NV	2.0
Nidec Corp.	1.9
BT Group plc	1.7
SAP AG	1.6
Temenos Group AG	1.6
Burberry Group plc	1.6
BG Group plc	1.5
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on net assets.
2  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FUND PERFORMANCE DISCUSSION
The Fund’s Non-Service Shares produced a cumulative total return of 7.95% over the period, outperforming the MSCI EAFE Index, which returned 4.98%. The Fund outperformed or performed roughly in line with the performance of the MSCI EAFE Index in eight out of ten sectors and outperformed the most in the consumer discretionary, information technology, industrials and health care sectors. The Fund underperformed modestly in the financials sector.
Economic and Market Overview. At the beginning of the reporting period, encouraging data from the U.S. labor market, including a declining unemployment rate, seemed to indicate that the long-awaited revival of consumer and business confidence was at hand. The global economy also appeared to provide reasons for an upbeat outlook. In Europe, policymakers continued to take measures to contain the sovereign debt problems of peripheral Europe and, in February, strong corporate earnings led to an upward revision of the European Central Bank’s 2011 growth forecast. Fears that had surfaced in 2010 over rising inflationary pressures in the fast-growing emerging markets lessened to a degree as the new year began.
     While the markets generally performed well in the first four months of 2011, a number of dramatic global events created increased market volatility. A wave of political unrest in North Africa and the Middle East sparked worries that disruptions in oil production might derail the global economic recovery. Although energy prices surged higher, investors retained their optimism and riskier assets, such as stocks and bonds, generally continued to rally. Investors encountered another unexpected shock on March 11, when a catastrophic natural disaster followed by a nuclear crisis hit Japan. Japan is one of the world’s largest economies and a key exporter of industrial components to many countries and industries, including U.S. automobile manufacturers. However, the disruptions to the global supply chain proved significantly less severe than originally anticipated and, after a brief pullback, the markets continued to climb higher.
     In April 2011, market concerns resurfaced when Greece again teetered on the brink of defaulting on its sovereign debt, rekindling worries from 2010 that fiscal instability might spread to other parts of Europe. At the same time, a debate regarding government spending and borrowing intensified in the United States, causing a renewed sense of uncertainty among businesses and consumers as the August 2 deadline to raise the U.S. government’s debt ceiling loomed. Additionally, the Fed’s latest round of quantitative easing measures labeled “QE2” officially ended on June 30, further contributing to questions around what the Fed’s next move would be. As a result, by period end, job creation had slowed to a crawl, the unemployment rate moved higher and consumers reined in spending. Despite the volatility and dramatic headlines, overall the global markets finished the second half of the reporting period in positive territory, reflective of healthy balance sheets of many multinational corporations, continued growth in developing markets and the ongoing economic recoveries in the U.S., Canada and in much of Western Europe.
Fund Review. The top individual contributors to Fund performance during the reporting period were Aggreko plc, Telefonaktiebolaget LM Ericsson (“Ericsson”) and Filtrona plc. Shares of Aggreko hit a record high during the second quarter of 2011 after it announced strong growth in revenues as well as healthy profits. The company, which is engaged in the rental of power generation and temperature control equipment, benefited from a rise in energy requirements from emerging economies. Aggreko’s positive start to the year came as welcome news to investors. The company had previously provided a cautionary outlook as three major 2010 sporting events in which it supplied power would not reoccur in 2011. Strong demand continued for Ericsson’s products, which include infrastructure for mobile data and voice transmission. Late in the period, Ericsson announced revenues and earnings that were well above expectations. In addition, shares of Filtrona plc rose in value during the reporting period after the company announced that it had delivered strong first quarter revenue growth. Filtrona manufactures and supplies specialty plastic and fiber products. Over the reporting period, the Fund’s return also benefited from currency gains through its exposure to securities of companies domiciled outside of the U.S.
     The top three detractors to Fund performance over the period were Temenos Group AG, Maire Tecnimont SpA and Impala Platinum Holdings Ltd. Temenos, a market leading provider of core banking solutions, did not perform well as information technology-related securities generally performed poorly during the period, as the market grew
3  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FUND PERFORMANCE DISCUSSION
concerned about a global double-dip recession and its effect on the industry. The company did report strong results, demonstrating that it continued to be well-poised competitively in its market. For the first quarter of 2011, the company reported revenue growth of 10%. Maire Tecnimont is an integrated industrial group that provides design, procurement and construction services for the petrochemical, oil, gas and infrastructure industries. A strike by workers on one of its projects in Brazil caused the company’s share price to decline. Impala Platinum Holdings, a producer of platinum and associated platinum group metals, was negatively impacted by concerns around the political risk associated with the company’s operations in Zimbabwe. Zimbabwe recently introduced regulations that would require large mining companies to surrender a 51% stake in their shares to indigenous Zimbabweans.
     The Fund’s positioning did not change appreciably during the reporting period. The Fund remained overweight at period end in the information technology, industrials, consumer discretionary and health care sectors when compared with the MSCI EAFE Index. This positioning reflected our view on long-term secular growth trends driving several companies within those sectors. The Fund continued to be underweight in financials and materials, and did not hold any securities in utilities. We typically find companies within those sectors to be predominately cyclical, rather than producers of long-term growth.
Outlook. We remain agnostic about the near-term outlook for equity markets. Market volatility provides us with opportunities to add to or initiate new stock positions in companies that fit our investment criteria. We continue to invest for the long term, building our portfolio from the bottom up. We look for companies that will benefit from secular, long-term growth trends and highly defensible competitive positions, and we tend to favor companies that can largely finance their own growth.
It is important to remember that investing in foreign securities may involve special risks (such as currency fluctuations and political uncertainties) and may have greater expense and volatility. Investments in emerging and developing markets may also be especially volatile. Diversification does not assure profit or protect against loss. See the prospectus for more information on the risks associated with investing in the Fund.
Investors should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor or calling us at 1.800.988.8287. Read the prospectus and, if available, the summary prospectus, carefully before investing.
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
4  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2011	June 30, 2011	June 30, 2011

Actual
Non-Service shares	$1,000.00	$1,079.50	$5.17
Service shares	1,000.00	1,074.40	6.45
Hypothetical
(5% return before expenses)
Non-Service shares	1,000.00	1,019.84	5.02
Service shares	1,000.00	1,018.60	6.28
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2011 are as follows:

Class	Expense Ratios

Non-Service shares	1.00%
Service shares	1.25
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
5  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS June 30, 2011 / Unaudited

	Shares	Value

Common Stocks—97.5%
Consumer Discretionary—13.6%
Automobiles—0.8%
Bayerische Motoren Werke (BMW) AG	42,227	$4,213,637
Diversified Consumer Services—1.0%
Benesse Holdings, Inc.	42,025	1,803,570
Dignity plc	160,967	2,040,925
MegaStudy Co. Ltd.	10,414	1,398,743
Zee Learn Ltd.[1]	94,200	42,457

		5,285,695

Hotels, Restaurants & Leisure—1.4%
Carnival Corp.	77,450	2,914,444
William Hill plc	1,121,480	4,111,031

		7,025,475

Household Durables—0.8%
SEB SA	36,778	3,853,375
Media—1.8%
Grupo Televisa SA, Sponsored GDR	87,810	2,160,126
SES, FDR	95,170	2,671,213
Vivendi SA	74,870	2,081,894
Zee Entertainment Enterprises Ltd.	707,320	2,134,500

		9,047,733

Multiline Retail—0.4%
Pinault-Printemps-Redoute SA	12,520	2,229,554
Specialty Retail—1.9%
Hennes & Mauritz AB, Cl. B	55,783	1,923,460
Industria de Diseno Textil SA	82,647	7,531,450

		9,454,910

Textiles, Apparel & Luxury Goods—5.5%
Burberry Group plc	340,187	7,916,785
Compagnie Financiere Richemont SA, Cl. A	55,731	3,649,113
Luxottica Group SpA	110,127	3,532,598
LVMH Moet Hennessy Louis Vuitton SA	36,620	6,590,304
Swatch Group AG (The), Cl. B	11,866	5,981,339

		27,670,139

Consumer Staples—10.2%
Beverages—3.6%
C&C Group plc	1,192,332	6,203,903
Diageo plc	254,231	5,194,217
Heineken NV	28,692	1,725,481
Pernod-Ricard SA	50,670	4,994,402

		18,118,003

Food & Staples Retailing—1.5%
Shoppers Drug Mart Corp.	129,441	5,328,226
Woolworths Ltd.	83,937	2,498,232

		7,826,458

Food Products—3.8%
Aryzta AG	95,582	5,121,581
Barry Callebaut AG	6,437	6,377,664
Nestle SA	46,118	2,866,090
Unilever plc	145,871	4,696,378

		19,061,713

Household Products—0.9%
Reckitt Benckiser Group plc	81,894	4,521,408
Personal Products—0.4%
L’Oreal SA	16,680	2,166,334
Energy—4.5%
Energy Equipment & Services—2.2%
Saipem SpA	63,402	3,273,168
Schoeller-Bleckmann Oilfield Equipment AG	27,828	2,410,404
Technip SA	47,350	5,076,402

		10,759,974

Oil, Gas & Consumable Fuels—2.3%
BG Group plc	342,140	7,764,552
Cairn Energy plc[1]	518,340	3,450,775
Tsakos Energy Navigation Ltd.	51,810	518,100

		11,733,427

Financials—5.2%
Capital Markets—3.6%
3i Group plc	285,210	1,286,734
BinckBank NV	326,903	4,483,195
Collins Stewart plc	1,126,144	1,269,707
ICAP plc	952,039	7,227,349
Swissquote Group Holding SA	27,166	1,454,023
Tullett Prebon plc	383,860	2,182,766

		17,903,774

Commercial Banks—0.4%
ICICI Bank Ltd., Sponsored ADR	45,405	2,238,467
Insurance—1.0%
AMP Ltd.	275,501	1,450,809
Prudential plc	307,267	3,550,680

		5,001,489

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp. Ltd.	71,801	1,138,668
6  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

	Shares	Value

Health Care—11.0%
Biotechnology—2.5%
CSL Ltd.	176,000	$6,240,680
Grifols SA	301,733	6,055,838
Marshall Edwards, Inc.[1,2]	63,790	66,342
Marshall Edwards, Inc., Legend Shares[1,2]	7,500	7,800

		12,370,660

Health Care Equipment & Supplies—5.7%
DiaSorin SpA	72,645	3,486,977
Essilor International SA	46,790	3,795,012
Nobel Biocare Holding AG	116,517	2,375,381
Smith & Nephew plc	211,850	2,261,066
Sonova Holding AG	28,524	2,663,258
Straumann Holding AG	10,943	2,635,691
Synthes, Inc.	30,161	5,305,753
Terumo Corp.	52,300	2,826,204
William Demant Holding AS1	38,547	3,478,928

		28,828,270

Health Care Providers & Services—1.1%
Sonic Healthcare Ltd.	411,958	5,686,537
Health Care Technology—0.0%
Ortivus AB, Cl. B1	279,600	150,294
Life Sciences Tools & Services—0.4%
BTG plc[1]	379,394	1,704,950
Tyrian Diagnostics Ltd.[1]	18,631,396	99,915

		1,804,865

Pharmaceuticals—1.3%
Novogen Ltd.[1]	1,067,571	216,131
Roche Holding AG	38,608	6,461,071

		6,677,202

Industrials—25.1%
Aerospace & Defense—1.8%
Embraer SA	483,226	3,666,034
European Aeronautic Defense & Space Co.	165,770	5,548,264

		9,214,298

Air Freight & Logistics—0.1%
Toll Holdings Ltd.	102,003	532,798
Commercial Services & Supplies—4.0%
Aggreko plc	368,960	11,422,855
De La Rue plc	158,040	1,939,133
Edenred	80,270	2,449,144
Prosegur Compania de Seguridad SA	85,837	4,564,580

		20,375,712

Construction & Engineering—2.8%
Koninklijke Boskalis Westminster NV	78,346	3,704,387
Leighton Holdings Ltd.	48,680	1,093,082
Maire Tecnimont SpA	734,476	1,345,229
Outotec OYJ	66,948	3,805,739
Trevi Finanziaria SpA	274,899	3,990,457

		13,938,894

Electrical Equipment—4.5%
ABB Ltd.	285,899	7,413,141
Ceres Power Holdings plc[1]	828,462	478,672
Legrand SA	70,050	2,950,495
Nidec Corp.	105,400	9,838,645
Schneider Electric SA	13,120	2,191,804

		22,872,757

Industrial Conglomerates—1.1%
Siemens AG	40,473	5,558,156
Machinery—4.7%
Aalberts Industries NV	427,184	9,986,087
Atlas Copco AB, Cl. A	136,948	3,604,920
Demag Cranes AG	27,262	1,775,481
Fanuc Ltd.	15,400	2,567,975
Vallourec SA	31,064	3,783,557
Weir Group plc (The)	59,280	2,023,666

		23,741,686

Professional Services—2.8%
Capita Group plc	653,731	7,507,094
Experian plc	508,842	6,480,269

		13,987,363

Trading Companies & Distributors—2.7%
Brenntag AG	33,876	3,937,904
Bunzl plc	584,531	7,317,543
Wolseley plc	77,410	2,524,550

		13,779,997

Transportation Infrastructure—0.6%
Koninklijke Vopak NV	55,651	2,726,946
Information Technology—19.6%
Communications Equipment—2.5%
Telefonaktiebolaget LM Ericsson, B Shares	871,350	12,563,574
Computers & Peripherals—0.8%
Gemalto NV	80,630	3,855,643
Electronic Equipment & Instruments—3.6%
Hoya Corp.	206,593	4,579,140
Ibiden Co. Ltd.	50,021	1,564,476
Keyence Corp.	16,279	4,616,893
7  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electronic Equipment & Instruments continued
Nippon Electric Glass Co. Ltd.	146,000	$1,870,311
Omron Corp.	65,286	1,814,626
Phoenix Mecano AG	5,267	4,050,093

		18,495,539

Internet Software & Services—2.5%
DeNA Co. Ltd	99,900	4,308,401
eAccess Ltd.	3,126	1,403,694
Telecity Group plc[1]	439,360	3,906,550
United Internet AG	140,615	2,955,733

		12,574,378

IT Services—0.4%
Infosys Technologies Ltd.	32,250	2,099,704
Office Electronics—0.9%
Canon, Inc.	92,450	4,408,648
Semiconductors & Semiconductor Equipment—0.8%
ARM Holdings plc	424,790	4,008,804
Software—8.1%
Autonomy Corp. plc[1]	485,770	13,308,447
Aveva Group plc	80,077	2,201,549
Compugroup Medical AG	88,093	1,354,137
Dassault Systemes SA	62,960	5,360,338
Nintendo Co. Ltd.	4,000	753,283
Sage Group plc (The)	371,360	1,721,892
SAP AG	135,012	8,174,180
Temenos Group AG1	257,113	7,946,337

		40,820,163

Materials—6.7%
Chemicals—2.3%
Filtrona plc	1,039,760	6,134,395
Orica Ltd.	86,300	2,502,785
Sika AG	1,327	3,199,321

		11,836,501

Construction Materials—0.8%
James Hardie Industries SE, CDI[1]	616,900	3,903,962
Metals & Mining—3.6%
Impala Platinum Holdings Ltd.	179,364	4,832,785
Rio Tinto plc	88,390	6,370,316
Vale SA, Sponsored ADR, Preference	234,000	6,776,640

		17,979,741

Telecommunication Services—1.6%
Diversified Telecommunication Services—1.6%
BT Group plc	2,580,318	8,344,715

Total Common Stocks (Cost $313,503,570)		492,388,040

	Units

Rights, Warrants and Certificates—0.0%
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12[1],[2]	7,500	76
Tyrian Diagnostics Ltd. Rts., Strike Price 0.012AUD, Exp. 12/20/13[1]	1,863,139	5,995

Total Rights, Warrants and Certificates (Cost $0)		6,071

	Shares

Investment Company—2.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[3,4] (Cost $12,865,006)	12,865,006	12,865,006
Total Investments, at Value (Cost $326,368,576)	100.1%	505,259,117
Liabilities in Excess of Other Assets	(0.1)	(316,980)

Net Assets	100.0%	$504,942,137

Footnotes to Statement of Investments

Strike price is reported in U.S. Dollars, except for those denoted in the following currency: AUD Australian Dollar

1.	Non-income producing security.

2.	Restricted security. The aggregate value of restricted securities as of June 30, 2011 was $74,218, which represents 0.01% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Marshall Edwards, Inc.	12/28/05-7/28/08	$2,615,143	$66,342	$(2,548,801)
Marshall Edwards, Inc., Legend Shares	8/3/07	225,000	7,800	(217,200)
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12	8/3/07	—	76	76

		$2,840,143	$74,218	$(2,765,925)

8  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2010	Additions	Reductions	June 30, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	9,561,070	47,927,681	44,623,745	12,865,006

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$12,865,006	$6,824

4.	Rate shown is the 7-day yield as of June 30, 2011.
Foreign Currency Exchange Contracts as of June 30, 2011 are as follows:

Counterparty/		Contract Amount	Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)	Date	Value	Appreciation	Depreciation

Bank of New York (The)
Swiss Franc (CHF)	Buy	193 CHF	7/1/11	$229,611	$—	$2,610
JP Morgan Chase
British Pound Sterling (GBP)	Buy	112 GBP	7/1/11	179,098	643	—
RBS Greenwich Capital
Australian Dollar (AUD)	Buy	134 AUD	7/1/11	143,988	2,827	—

Total unrealized appreciation and depreciation					$3,470	$2,610

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$68,738,061	$42,457	$—	$68,780,518
Consumer Staples	51,693,916	—	—	51,693,916
Energy	22,493,401	—	—	22,493,401
Financials	23,692,921	2,589,477	—	26,282,398
Health Care	52,467,693	3,050,135	—	55,517,828
Industrials	112,696,107	14,032,500	—	126,728,607
Information Technology	65,560,644	33,265,809	—	98,826,453
Materials	27,313,457	6,406,747	—	33,720,204
Telecommunication Services	8,344,715	—	—	8,344,715
Rights, Warrants and Certificates	—	6,071	—	6,071
Investment Company	12,865,006	—	—	12,865,006

Total Investments, at Value	445,865,921	59,393,196	—	505,259,117

Other Financial Instruments:
Foreign currency exchange contracts	—	3,470	—	3,470

Total Assets	$445,865,921	$59,396,666	$—	$505,262,587

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(2,610)	$—	$(2,610)

Total Liabilities	$—	$(2,610)	$—	$(2,610)

9  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out	Transfers into	Transfers out
	Level 1*	of Level 1**	Level 2**	of Level 2*

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$(57,934)	$57,934	$—
Consumer Staples	5,785,246	—	—	(5,785,246)
Financials	—	(1,591,264)	1,591,264	—
Health Care	13,469,083	(3,191,514)	3,191,514	(13,469,083)
Industrials	8,117,767	(13,790,442)	13,790,442	(8,117,767)
Information Technology	13,277,753	(29,621,029)	29,621,029	(13,277,753)
Materials	—	(3,083,111)	3,083,111	—

Total Assets	$40,649,849	$(51,335,294)	$51,335,294	$(40,649,849)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

**	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United Kingdom	$132,019,188	26.1%
Switzerland	67,499,856	13.4
France	59,597,735	11.8
Japan	42,355,866	8.4
Germany	27,969,228	5.5
Australia	26,697,280	5.3
The Netherlands	22,626,096	4.5
Sweden	18,242,248	3.6
Spain	18,151,868	3.6
United States	15,853,668	3.1
Italy	15,628,429	3.1
Brazil	10,442,674	2.1
Ireland	10,107,865	2.0
India	7,653,796	1.5
Jersey, Channel Islands	6,480,269	1.3
Canada	5,328,226	1.0
South Africa	4,832,785	1.0
Finland	3,805,739	0.7
Denmark	3,478,928	0.7
Austria	2,410,404	0.5
Mexico	2,160,126	0.4
Korea, Republic of South	1,398,743	0.3
Bermuda	518,100	0.1

Total	$505,259,117	100.0%

See accompanying Notes to Financial Statements.
10  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited

June 30, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $313,503,570)	$492,394,111
Affiliated companies (cost $12,865,006)	12,865,006

505,259,117
Cash	38,419
Unrealized appreciation on foreign currency exchange contracts	3,470
Receivables and other assets:
Dividends	1,024,869
Shares of capital stock sold	70,073
Other	16,145

Total assets	506,412,093

Liabilities
Unrealized depreciation on foreign currency exchange contracts	2,610
Payables and other liabilities:
Investments purchased	746,463
Shares of capital stock redeemed	569,027
Distribution and service plan fees	41,050
Transfer and shareholder servicing agent fees	40,828
Shareholder communications	11,611
Directors’ compensation	10,078
Foreign capital gains tax	3,974
Other	44,315

Total liabilities	1,469,956

Net Assets	$504,942,137

Composition of Net Assets
Par value of shares of capital stock	$251,566
Additional paid-in capital	385,748,696
Accumulated net investment income	2,965,578
Accumulated net realized loss on investments and foreign currency transactions	(62,993,335)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	178,969,632

Net Assets	$504,942,137

Net Asset Value Per Share
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $437,066,918 and 218,803,678 shares of capital stock outstanding)	$2.00
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $67,875,219 and 32,761,963 shares of capital stock outstanding)	$2.07
See accompanying Notes to Financial Statements.
11  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2011

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $674,822)	$6,543,405
Affiliated companies	6,824
Interest	203

Total investment income	6,550,432

Expenses
Management fees	2,319,219
Distribution and service plan fees—Service shares	80,136
Transfer and shareholder servicing agent fees:
Non-Service shares	211,852
Service shares	32,062
Shareholder communications:
Non-Service shares	8,224
Service shares	1,242
Custodian fees and expenses	34,225
Directors’ compensation	8,654
Accounting service fees	7,500
Administration service fees	750
Other	26,882

Total expenses	2,730,746
Less waivers and reimbursements of expenses	(210,858)

Net expenses	2,519,888

Net Investment Income	4,030,544

Realized and Unrealized Gain
Net realized gain on:
Investments from unaffiliated companies	1,944,912
Foreign currency transactions	6,080,153

Net realized gain	8,025,065
Net change in unrealized appreciation/depreciation on:
Investments	6,612,059
Translation of assets and liabilities denominated in foreign currencies	16,983,076

Net change in unrealized appreciation/depreciation	23,595,135

Net Increase in Net Assets Resulting from Operations	$35,650,744

See accompanying Notes to Financial Statements.
12  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2011	December 31,
	(Unaudited)	2010

Operations
Net investment income	$4,030,544	$4,313,261
Net realized gain	8,025,065	11,752,120
Net change in unrealized appreciation/depreciation	23,595,135	46,933,287

Net increase in net assets resulting from operations	35,650,744	62,998,668

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares	(3,949,394)	(4,576,159)
Service shares	(439,048)	(466,039)

	(4,388,442)	(5,042,198)

Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions:
Non-Service shares	(7,178,067)	(3,021,494)
Service shares	2,086,757	10,885,373

	(5,091,310)	7,863,879

Net Assets
Total increase	26,170,992	65,820,349
Beginning of period	478,771,145	412,950,796

End of period (including accumulated net investment income of $2,965,578 and $3,323,476, respectively)	$504,942,137	$478,771,145

See accompanying Notes to Financial Statements.
13  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2011				Year Ended December 31,
Non-Service Shares	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$1.87	$1.65	$1.21	$2.13	$1.91	$1.47

Income (loss) from investment operations:
Net investment income[1]	.02	.02	.02	.03	.02	.01
Net realized and unrealized gain (loss)	.13	.22	.44	(.93)	.22	.44

Total from investment operations	.15	.24	.46	(.90)	.24	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.02)	(.02)	(.02)	(.02)	(.01)

Net asset value, end of period	$2.00	$1.87	$1.65	$1.21	$2.13	$1.91

Total Return, at Net Asset Value[2]	7.95%	14.76%	39.24%	(42.64)%	12.61%	30.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$437,067	$417,141	$369,575	$297,686	$374,302	$308,111

Average net assets (in thousands)	$427,347	$376,612	$328,763	$341,275	$348,714	$247,327

Ratios to average net assets:[3]
Net investment income	1.68%	1.04%	1.35%	1.71%	0.95%	0.73%
Total expenses[4]	1.09%	1.10%	1.08%	1.01%	1.01%	1.04%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	1.00%	1.00%	1.00%	1.01%	1.04%

Portfolio turnover rate	12%	19%	34%	22%	19%	9%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	1.09%
Year Ended December 31, 2010	1.10%
Year Ended December 31, 2009	1.09%
Year Ended December 31, 2008	1.02%
Year Ended December 31, 2007	1.01%
Year Ended December 31, 2006	1.04%
See accompanying Notes to Financial Statements.
14  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

	Six Months
	Ended
	June 30, 2011				Year Ended December 31,
Service Shares	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$1.94	$1.71	$1.25	$2.21	$1.97	$1.53

Income (loss) from investment operations:
Net investment income[1]	.01	.01	.01	.03	.02	.01
Net realized and unrealized gain (loss)	.13	.24	.47	(.98)	.23	.44

Total from investment operations	.14	.25	.48	(.95)	.25	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.02)	(.02)	(.01)	(.01)	(.01)

Net asset value, end of period	$2.07	$1.94	$1.71	$1.25	$2.21	$1.97

Total Return, at Net Asset Value[2]	7.44%	14.62%	39.06%	(43.07)%	13.00%	29.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,875	$61,630	$43,376	$21,600	$32,736	$25,710

Average net assets (in thousands)	$64,675	$50,420	$30,629	$26,235	$31,137	$20,061

Ratios to average net assets:[3]
Net investment income	1.44%	0.78%	0.94%	1.43%	0.71%	0.42%
Total expenses[4]	1.34%	1.35%	1.34%	1.28%	1.29%	1.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.25%	1.25%	1.26%	1.27%	1.29%	1.34%

Portfolio turnover rate	12%	19%	34%	22%	19%	9%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	1.34%
Year Ended December 31, 2010	1.35%
Year Ended December 31, 2009	1.35%
Year Ended December 31, 2008	1.29%
Year Ended December 31, 2007	1.29%
Year Ended December 31, 2006	1.34%
See accompanying Notes to Financial Statements.
15  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Growth Fund/VA (the “Fund”) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). Shares of the Fund are sold only to separate accounts of life insurance companies.
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
16  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal
17  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2010, the Fund utilized $8,378,324 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2011	$16,573,445
2016	8,040,336
2017	34,027,982

Total	$58,641,763

As of June 30, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $50,616,698 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2011, it is estimated that the Fund will utilize $8,025,065 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$338,766,052

Gross unrealized appreciation	$177,683,915
Gross unrealized depreciation	(11,193,120)

Net unrealized appreciation	$166,490,795

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
     The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or
18  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized 500 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Non-Service Shares
Sold	7,603,609	$14,724,849	29,545,898	$49,365,888
Dividends and/or distributions reinvested	2,046,318	3,949,394	2,790,341	4,576,159
Redeemed	(13,321,944)	(25,852,310)	(34,144,865)	(56,963,541)

Net decrease	(3,672,017)	$(7,178,067)	(1,808,626)	$(3,021,494)

19  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Capital Stock Continued

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Service Shares
Sold	3,143,933	$6,335,106	9,225,841	$15,861,929
Dividends and/or distributions reinvested	219,524	439,048	274,141	466,039
Redeemed	(2,328,169)	(4,687,397)	(3,177,104)	(5,442,595)

Net increase	1,035,288	$2,086,757	6,322,878	$10,885,373

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$58,554,843	$66,222,728
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	1.00%
Over $250 million	0.90
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS fees at an annual rate of 0.10% of the daily net assets of each class of shares. For the six months ended June 30, 2011, the Fund paid $243,211 to OFS for services to the Fund.
Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds Distributor, Inc. (the “Distributor”), for distribution related services, personal service and account maintenance for the Fund’s Service shares. Under the Plan, payments are made periodically at an annual rate of 0.25% of the daily net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsors of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund’s assets on an on-going basis and increase operating expenses of the Service shares, which results in lower performance compared to the Fund’s shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.00% for Non-Service shares and 1.25% for Service shares. During the six months ended June 30, 2011, the Manager waived fees and/or reimbursed the Fund $180,032 and $27,167 for Non-Service and Service shares, respectively.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2011, the Manager waived fees and/or reimbursed the Fund $3,659 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
20  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
21  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of June 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $3,470, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of June 30, 211 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not	Statement of		Statement of
Accounted for as	Assets and		Assets and
Hedging Instruments	Liabilities Location	Value	Liabilities Location	Value

Foreign exchange	Unrealized appreciation on foreign		Unrealized depreciation on foreign
contracts	currency exchange contracts	$3,470	currency exchange contracts	$2,610
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted
for as Hedging Instruments	Foreign currency transactions

Foreign exchange contracts	$ 306,087

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted	Translation of assets and liabilities
for as Hedging Instruments	denominated in foreign currencies

Foreign exchange contracts	$ 860
22  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     During the six months ended June 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $1,188,156 and $1,291,892, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
6. Restricted Securities
As of June 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the other outstanding lawsuits relating to Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they
23  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
24  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
25  |  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
A Series of Panorama Series Fund, Inc.

Directors and Officers	William L. Armstrong, Chairman of the Board of Directors and Director
George C. Bowen, Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Sam Freedman, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
William F. Glavin, Jr., President and Principal Executive Officer
George R. Evans, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

Before investing, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, or calling us at 1.800.988.8287. Read prospectuses and, if available, summary prospectuses, carefully before investing.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.

By:	/s/ William F. Glavin, Jr
William F. Glavin, Jr.
Principal Executive Officer

Date: 08/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr
William F. Glavin, Jr.
Principal Executive Officer

Date: 08/10/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 08/10/2011